Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED SEPTEMBER 4, 2014 TO

PROSPECTUS DATED JULY 31, 2014

2.	The following replaces the Large Cap Core Fund's (formerly known as the Enhanced Large Cap Fund) Investment Objective on page 9 of the Prospectus:

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. Any income received is incidental to this objective.

NORTHERN LARGE CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED SEPTEMBER 4, 2014 TO

PROSPECTUS DATED JULY 31, 2014

2.	The following replaces the Large Cap Core Fund's (formerly known as the Enhanced Large Cap Fund) Investment Objective on page 9 of the Prospectus:

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. Any income received is incidental to this objective.